MUTUAL FUNDS (Details) $ in Thousands	Dec. 31, 2019 ARS ($) instrument	Dec. 31, 2018 ARS ($) instrument
Premier Renta C.P. Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 14,031,863	$ 8,281,012
Mutual Funds, Net Worth	$ 14,010,386	$ 8,266,083
Number of units | instrument	3,958,398,573	1,475,029,312
Premier Renta Plus en Pesos [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 109,147	$ 573,083
Mutual Funds, Net Worth	$ 107,200	$ 554,760
Number of units | instrument	10,250,999	49,671,811
Premier Renta Fija Ahorro [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 465,427	$ 5,156,205
Mutual Funds, Net Worth	$ 459,494	$ 5,038,765
Number of units | instrument	12,851,475	136,640,472
Premier Renta Fija Crecimiento [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 46,922	$ 67,139
Mutual Funds, Net Worth	$ 46,657	$ 66,643
Number of units | instrument	3,688,485	4,369,322
Premier Renta Variable [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 166,391	$ 245,226
Mutual Funds, Net Worth	$ 163,998	$ 226,060
Number of units | instrument	6,982,580	8,130,311
Premier FCI Abierto Pymes [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 560,360	$ 631,380
Mutual Funds, Net Worth	$ 559,099	$ 630,259
Number of units | instrument	91,559,624	99,122,237
Premier Commodities [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 21,039	$ 8,912
Mutual Funds, Net Worth	$ 13,593	$ 7,930
Number of units | instrument	2,596,034	1,599,150
Premier Capital [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 129,058	$ 277,778
Mutual Funds, Net Worth	$ 128,718	$ 277,455
Number of units | instrument	36,057,519	67,052,867
Premier Inversion [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 135,360	$ 275,771
Mutual Funds, Net Worth	$ 135,291	$ 275,395
Number of units | instrument	442,160,447	888,100,323
Premier Balanceado [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 623,862	$ 942,774
Mutual Funds, Net Worth	$ 623,293	$ 942,030
Number of units | instrument	249,317,925	359,887,367
Premier Renta Mixta [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 133,255	$ 90,124
Mutual Funds, Net Worth	$ 133,147	$ 90,080
Number of units | instrument	76,562,093	44,863,120
Premier Renta Mixta en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 130,212	$ 725,057
Mutual Funds, Net Worth	$ 129,733	$ 7,222,633
Number of units | instrument	2,815,589	13,892,155
Premier Performance en USD [member]
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 453,884	$ 3,649,334
Mutual Funds, Net Worth	$ 452,866	$ 3,630,806
Number of units | instrument	9,312,208	62,805,294
Premier Global USD
Disclosure of mutual funds portfolio [line items]
Portfolio	$ 698,915
Mutual Funds, Net Worth	$ 696,759
Number of units | instrument	11,338,023